Quarterly Holdings Report
for
Fidelity Simplicity RMD 2025 Fund℠
April 30, 2024
R98-NPRT3-0624
1.9895844.104
Domestic Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	10,344	117,718
Fidelity Series Blue Chip Growth Fund (a)	18,705	324,536
Fidelity Series Commodity Strategy Fund (a)	1,028	99,754
Fidelity Series Growth Company Fund (a)	28,076	604,472
Fidelity Series Intrinsic Opportunities Fund (a)	9,954	113,380
Fidelity Series Large Cap Stock Fund (a)	26,471	568,333
Fidelity Series Large Cap Value Index Fund (a)	11,628	178,260
Fidelity Series Opportunistic Insights Fund (a)	16,924	361,332
Fidelity Series Small Cap Core Fund (a)	1,428	15,812
Fidelity Series Small Cap Discovery Fund (a)	4,198	49,242
Fidelity Series Small Cap Opportunities Fund (a)	11,526	165,517
Fidelity Series Stock Selector Large Cap Value Fund (a)	29,614	397,712
Fidelity Series Value Discovery Fund (a)	23,457	357,247
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,845,048)		3,353,315

International Equity Funds - 26.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	12,888	191,904
Fidelity Series Emerging Markets Fund (a)	22,366	195,257
Fidelity Series Emerging Markets Opportunities Fund (a)	43,763	781,613
Fidelity Series International Growth Fund (a)	30,480	537,359
Fidelity Series International Small Cap Fund (a)	10,018	168,003
Fidelity Series International Value Fund (a)	44,016	541,398
Fidelity Series Overseas Fund (a)	39,929	538,644
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,686,782)		2,954,178

Bond Funds - 43.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	138,207	1,019,966
Fidelity Series Emerging Markets Debt Fund (a)	7,733	59,467
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,097	18,433
Fidelity Series Floating Rate High Income Fund (a)	1,261	11,379
Fidelity Series High Income Fund (a)	7,330	61,063
Fidelity Series International Credit Fund (a)	365	2,896
Fidelity Series International Developed Markets Bond Index Fund (a)	52,102	442,865
Fidelity Series Investment Grade Bond Fund (a)	257,219	2,487,313
Fidelity Series Long-Term Treasury Bond Index Fund (a)	137,955	729,783
Fidelity Series Real Estate Income Fund (a)	1,161	11,156
TOTAL BOND FUNDS (Cost $5,637,604)		4,844,321

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b) (Cost $28,338)	28,338	28,338

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,197,772)	11,180,152
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,811)
NET ASSETS - 100.0%	11,174,341

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	944,353	314,485	172,160	31,836	(15,643)	(51,069)	1,019,966
Fidelity Series All-Sector Equity Fund	109,440	27,064	25,447	7,729	(543)	7,204	117,718
Fidelity Series Blue Chip Growth Fund	302,681	57,616	86,152	1,719	926	49,465	324,536
Fidelity Series Canada Fund	186,008	44,937	41,968	6,343	(129)	3,056	191,904
Fidelity Series Commodity Strategy Fund	84,462	41,678	21,747	3,400	(628)	(4,011)	99,754
Fidelity Series Emerging Markets Debt Fund	58,061	12,513	12,005	2,786	(1,574)	2,472	59,467
Fidelity Series Emerging Markets Debt Local Currency Fund	19,445	4,970	4,134	1,298	(226)	(1,622)	18,433
Fidelity Series Emerging Markets Fund	188,998	96,409	88,592	4,711	(6,798)	5,240	195,257
Fidelity Series Emerging Markets Opportunities Fund	802,391	212,878	222,337	21,747	(26,794)	15,475	781,613
Fidelity Series Floating Rate High Income Fund	11,196	3,441	3,286	832	37	(9)	11,379
Fidelity Series Government Money Market Fund 5.4%	145,790	39,560	157,012	1,443	-	-	28,338
Fidelity Series Growth Company Fund	563,700	133,047	162,741	17,323	(9,549)	80,015	604,472
Fidelity Series High Income Fund	60,152	14,263	13,634	2,939	(1,008)	1,290	61,063
Fidelity Series International Credit Fund	2,720	94	-	94	-	82	2,896
Fidelity Series International Developed Markets Bond Index Fund	431,880	115,848	101,900	14,878	(4,516)	1,553	442,865
Fidelity Series International Growth Fund	528,793	122,514	144,435	6,892	312	30,175	537,359
Fidelity Series International Small Cap Fund	145,466	56,037	38,249	5,841	(5,349)	10,098	168,003
Fidelity Series International Value Fund	532,013	115,255	144,412	17,171	3,935	34,607	541,398
Fidelity Series Intrinsic Opportunities Fund	112,526	44,177	31,640	24,431	(3,546)	(8,137)	113,380
Fidelity Series Investment Grade Bond Fund	2,828,311	636,923	904,487	87,064	(82,396)	8,962	2,487,313
Fidelity Series Large Cap Stock Fund	529,879	133,703	140,962	27,376	2,900	42,813	568,333
Fidelity Series Large Cap Value Index Fund	165,731	45,698	37,334	6,901	(239)	4,404	178,260
Fidelity Series Long-Term Treasury Bond Index Fund	609,688	438,739	249,499	16,901	(50,304)	(18,841)	729,783
Fidelity Series Opportunistic Insights Fund	335,916	59,023	94,566	3,377	(4,417)	65,376	361,332
Fidelity Series Overseas Fund	529,558	119,074	140,947	8,768	(1,296)	32,255	538,644
Fidelity Series Real Estate Income Fund	15,623	2,906	7,116	658	(358)	101	11,156
Fidelity Series Short-Term Credit Fund	4,034	31	4,056	30	42	(51)	-
Fidelity Series Small Cap Core Fund	1,060	15,286	385	16	26	(175)	15,812
Fidelity Series Small Cap Discovery Fund	48,357	13,722	13,742	1,326	(701)	1,606	49,242
Fidelity Series Small Cap Opportunities Fund	161,389	38,162	44,856	1,682	(572)	11,394	165,517
Fidelity Series Stock Selector Large Cap Value Fund	368,872	113,455	94,518	25,329	(2,357)	12,260	397,712
Fidelity Series Value Discovery Fund	330,588	104,277	75,747	17,251	(582)	(1,289)	357,247
	11,159,081	3,177,785	3,280,066	370,092	(211,347)	334,699	11,180,152

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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